UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-04873
                                                     ---------
                             The Gabelli Growth Fund
            ---------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
            ---------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
            ---------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                   Date of fiscal year end: December 31, 2004
                                            -----------------
                     Date of reporting period: June 30, 2004
                                               -------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                             THE GABELLI GROWTH FUND

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2004



TO OUR SHAREHOLDERS,

      During the second quarter of 2004, the Gabelli Growth Fund (the "Fund") fell 0.1%, while the Standard & Poor's ("S&P") 500 Index and the Russell 1000 Growth Index rose 1.7% and 1.9%, respectively. For the six-month period ended June 30, 2004, the Fund declined 0.2% versus gains of 3.4% and 2.7% for the S&P 500 Index and the Russell 1000 Growth Index, respectively.

      Enclosed are the financial statements and the investment portfolio as of June 30, 2004.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------
                AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 2004 (A)
                -----------------------------------------------
                                                    YEAR TO                                                  SINCE
                                         QUARTER     DATE      1 YEAR     3 YEAR     5 YEAR     10 YEAR  INCEPTION (B)
                                         -----------------------------------------------------------------------------
  Gabelli Growth Fund Class AAA .......  (0.08)%   (0.16)%     17.83%     (7.21)%   (5.90)%     10.35%      11.89%

  S&P 500 Index .......................   1.72      3.44       19.10      (0.69)    (2.20)      11.82       10.81
  Russell 1000 Growth Index ...........   1.94      2.74       17.88      (3.74)    (6.48)      10.11      N/A(c)

  Class A .............................  (0.08)    (0.16)      17.83      (7.21)    (5.92)      10.33       11.88
                                         (5.82)(d) (5.89((d)   11.06(d)   (9.02)(d) (7.03)(d)    9.68(d)    11.49(d)
  Class B .............................  (0.24)    (0.52)      17.41      (7.32)    (5.97)      10.31       11.87
                                         (5.23)(e) (5.49)(e)   12.41(e)   (8.25)(e) (6.16)(e)   10.31(e)    11.87(e)
  Class C .............................  (0.28)    (0.56)      17.36      (7.33)    (5.98)      10.31       11.86
                                         (1.28)(e) (1.56)(e)   16.36(e)   (7.33)(e) (5.98)(e)   10.31(e)    11.86(e)

 (a) Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of dividends and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The S&P 500 Index and the Russell 1000 Growth Index are unmanaged indicators of stock market performance. Dividends are considered reinvested. Performance for periods less than one year is not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month-end. Investors should consider the investment objectives, risks and charges and expenses of the Fund before investing. The prospectus contains more complete information about this and other matters and should be read carefully before investing. The Class AAA Shares' net asset values are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares and Class C Shares on December 31, 2003. The actual performance for the Class B and Class C Shares would have been lower due to the additional expenses associated with these classes of shares.
 (b) Performance is calculated from inception of Class AAA Shares on April 10, 1987.
 (c) There is no data available for the Russell 1000 Growth Index prior to August 31, 1992.
 (d) Includes the effect of the maximum 5.75% sales charge at the beginning of the period.
 (e) Includes the effect of the applicable contingent deferred sales charge at the end of the period shown for Class B and Class C Shares, respectively.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to new corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  A description of the Fund's proxy voting policies and procedures and how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004 are available (i) without charge, upon request, by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) on the Securities and Exchange Commission's website at www.sec.gov.
--------------------------------------------------------------------------------

THE GABELLI GROWTH FUND
PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                     MARKET
     SHARES                                        COST               VALUE
     ------                                        ----               ------
              COMMON STOCKS -- 99.3%
              AEROSPACE -- 2.7%
     178,500  General Dynamics Corp. .......   $   12,357,265    $   17,725,050
     390,000  L-3 Communications
                Holdings Inc. ..............       17,331,090        26,052,000
                                               --------------    --------------
                                                   29,688,355        43,777,050
                                               --------------    --------------
              AVIATION: PARTS AND SERVICES -- 1.6%
     280,000  United Technologies Corp. ....       24,573,724        25,614,400
                                               --------------    --------------
              BROADCASTING -- 0.8%
     336,600  Clear Channel
                Communications Inc. ........       11,215,436        12,437,370
                                               --------------    --------------
              BUSINESS SERVICES -- 2.2%
     260,000  CheckFree Corp.+ .............        8,183,127         7,800,000
     170,000  Cintas Corp. .................        6,180,001         8,103,900
     235,000  Fluor Corp. ..................        9,599,993        11,202,450
     170,000  Iron Mountain Inc.+ ..........        7,901,474         8,204,200
                                               --------------    --------------
                                                   31,864,595        35,310,550
                                               --------------    --------------
              CABLE AND SATELLITE -- 0.8%
     753,823  DIRECTV Group Inc.+ ..........       21,988,808        12,890,373
                                               --------------    --------------
              COMMUNICATIONS EQUIPMENT -- 2.8%
   1,186,000  Cisco Systems Inc.+ ..........       15,410,444        28,108,200
     238,000  Qualcomm Inc. ................       10,461,395        17,369,240
                                               --------------    --------------
                                                   25,871,839        45,477,440
                                               --------------    --------------
              COMPUTER HARDWARE -- 1.5%
     680,000  Dell Inc.+ ...................       18,421,644        24,357,600
                                               --------------    --------------
              COMPUTER SOFTWARE AND SERVICES -- 6.5%
      90,000  Adobe Systems Inc. ...........        4,050,300         4,185,000
   1,865,000  Microsoft Corp. ..............       50,654,144        53,264,400
     715,000  Symantec Corp.+ ..............       20,976,735        31,302,700
     300,000  VERITAS Software Corp.+ ......        9,554,025         8,310,000
     240,000  Yahoo! Inc.+ .................        6,439,421         8,719,200
                                               --------------    --------------
                                                   91,674,625       105,781,300
                                               --------------    --------------
              CONSUMER PRODUCTS -- 2.4%
     150,000  Coach Inc.+ ..................        6,122,991         6,778,500
     115,000  eBay Inc.+ ...................        4,547,001        10,574,250
     270,000  Harley-Davidson Inc. .........       11,802,656        16,723,800
     100,000  Procter & Gamble Co. .........        5,262,462         5,444,000
                                               --------------    --------------
                                                   27,735,110        39,520,550
                                               --------------    --------------
              DIVERSIFIED INDUSTRIAL -- 1.5%
     275,000  3M Co. .......................       22,165,218        24,752,750
                                               --------------    --------------
              ELECTRONICS -- 12.1%
     430,000  Analog Devices Inc. ..........       26,842,400        20,244,400
     705,000  Applied Materials Inc.+ ......        9,516,435        13,832,100
   1,285,000  Intel Corp. ..................       60,894,557        35,466,000
     335,000  KLA-Tencor Corp.+ ............       14,261,675        16,542,300
     620,000  Linear Technology Corp. ......       18,585,568        24,471,400
     695,000  Microchip Technology Inc. ....       15,658,852        21,920,300

                                                                     MARKET
     SHARES                                        COST               VALUE
     ------                                        ----               ------
   2,501,617  Taiwan Semiconductor
                Manufacturing Co.
                Ltd., ADR ..................   $   15,851,626    $   20,788,439
     926,000  Texas Instruments Inc. .......       45,851,334        22,390,680
     590,000  Xilinx Inc. ..................       15,992,433        19,652,900
                                               --------------    --------------
                                                  223,454,880       195,308,519
                                               --------------    --------------
              ENERGY AND UTILITIES -- 8.5%
     140,000  Anadarko Petroleum Corp. .....        7,785,284         8,204,000
     376,000  Apache Corp. .................       11,731,355        16,374,800
     180,000  BP plc, ADR ..................        9,432,834         9,642,600
     420,000  Burlington Resources Inc. ....       12,394,764        15,195,600
     380,000  Murphy Oil Corp. .............       16,442,405        28,006,000
     645,000  Occidental Petroleum Corp. ...       19,722,431        31,224,450
     470,000  Schlumberger Ltd. ............       19,910,201        29,849,700
                                               --------------    --------------
                                                   97,419,274       138,497,150
                                               --------------    --------------
              ENTERTAINMENT -- 6.1%
     485,000  Electronic Arts Inc.+ ........       23,376,890        26,456,750
   3,325,000  Time Warner Inc.+ ............       96,128,541        58,453,500
     405,851  Viacom Inc., Cl. B ...........       17,077,585        14,496,998
                                               --------------    --------------
                                                  136,583,016        99,407,248
                                               --------------    --------------
              FINANCIAL SERVICES -- 12.6%
     240,000  American Express Co. .........        9,940,417        12,331,200
     460,000  American International
                Group Inc. .................       27,589,789        32,788,800
     870,000  Citigroup Inc. ...............       38,166,878        40,455,000
     135,000  Goldman Sachs Group Inc. .....       13,053,391        12,711,600
     615,000  Merrill Lynch & Co. Inc. .....       31,080,218        33,197,700
     520,900  Northern Trust Corp. .........       29,373,995        22,023,652
   1,140,000  Schwab (Charles) Corp. .......       15,118,704        10,955,400
     773,800  State Street Corp. ...........       39,268,504        37,947,152
      20,000  UBS AG .......................        1,529,040         1,421,200
                                               --------------    --------------
                                                  205,120,936       203,831,704
                                               --------------    --------------
              FOOD AND BEVERAGE -- 6.5%
     250,000  Cheesecake Factory Inc.+ .....        8,720,016         9,947,500
      10,000  Coca-Cola Co. ................          392,510           504,800
      50,000  Panera Bread Co., Cl. A+ .....        2,166,990         1,794,000
     480,000  PepsiCo Inc. .................       23,586,356        25,862,400
      72,800  RARE Hospitality
                International Inc.+ ........        2,014,972         1,812,720
     470,000  Starbucks Corp.+ .............       11,358,412        20,435,600
     745,000  Sysco Corp. ..................       21,869,361        26,723,150
     180,000  Whole Foods Market Inc. ......        8,923,174        17,181,000
      40,000  Wild Oats Markets Inc.+ ......          576,900           562,800
                                               --------------    --------------
                                                   79,608,691       104,823,970
                                               --------------    --------------
              HEALTH CARE -- 16.9%
      40,000  Affymetrix Inc.+ .............        1,294,580         1,309,200
     100,000  Alcon Inc. ...................        7,879,007         7,865,000
     773,000  Amgen Inc.+ ..................       40,247,601        42,182,610
     180,000  Biomet Inc. ..................        7,622,619         7,999,200


                 See accompanying notes to financial statements.

THE GABELLI GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                      MARKET
     SHARES                                        COST               VALUE
     ------                                        ----               ------
              COMMON STOCKS (CONTINUED)
              HEALTH CARE (CONTINUED)
      60,000  Caremark Rx Inc.+ ............   $    1,988,464    $    1,976,400
      10,000  Cephalon Inc.+ ...............          533,859           540,000
      90,000  Edwards Lifesciences Corp.+ ..        3,217,819         3,136,500
     160,000  Eli Lilly & Co. ..............       11,866,797        11,185,600
      70,000  Express Scripts Inc.+ ........        5,459,075         5,546,100
      30,000  Fisher Scientific
                International Inc.+ ........        1,802,621         1,732,500
     210,000  Guidant Corp. ................       14,520,590        11,734,800
      60,000  IDEXX Laboratories Inc.+ .....        3,881,496         3,776,400
      80,000  Invitrogen Corp.+ ............        5,885,443         5,759,200
     444,000  Johnson & Johnson ............       23,759,047        24,730,800
     810,000  Medtronic Inc. ...............       38,451,795        39,463,200
   1,237,500  Pfizer Inc. ..................       43,513,930        42,421,500
     165,000  St. Jude Medical Inc.+ .......       10,713,132        12,482,250
     160,000  Stryker Corp. ................        7,823,341         8,800,000
     540,000  UnitedHealth Group Inc. ......       28,119,707        33,615,000
      90,000  Zimmer Holdings Inc.+ ........        7,435,795         7,938,000
                                               --------------    --------------
                                                  266,016,718       274,194,260
                                               --------------    --------------
              PUBLISHING -- 1.4%
     217,500  McGraw-Hill Companies Inc. ...       10,398,124        16,653,975
     160,000  News Corp. Ltd., ADR .........        6,080,042         5,667,200
                                               --------------    --------------
                                                   16,478,166        22,321,175
                                               --------------    --------------
              RETAIL -- 8.9%
     410,000  Bed Bath & Beyond Inc.+ ......       14,644,031        15,764,500
      40,000  Best Buy Co. Inc. ............        2,172,818         2,029,600
     320,000  Target Corp. .................       12,756,887        13,590,400
     646,577  The Home Depot Inc. ..........       22,132,997        22,759,510
     953,400  Tiffany & Co. ................       19,252,785        35,132,790
     290,000  Wal-Mart Stores Inc. .........       17,433,874        15,300,400
   1,090,000  Walgreen Co. .................       37,682,271        39,468,900
                                               --------------    --------------
                                                  126,075,663       144,046,100
                                               --------------    --------------
              TRANSPORTATION -- 1.4%
     160,000  C.H. Robinson
                Worldwide Inc. .............        6,765,564         7,334,400
     140,000  Expeditors International of
                Washington Inc. ............        6,507,142         6,917,400
     120,000  United Parcel Service Inc.,
                Cl. B ......................        8,540,295         9,020,400
                                               --------------    --------------
                                                   21,813,001        23,272,200
                                               --------------    --------------

                                                                     MARKET
     SHARES                                        COST               VALUE
     ------                                        ----               ------
              WIRELESS COMMUNICATIONS -- 2.1%
     680,000  Nextel Communications Inc.,
                Cl. A+ .....................   $   13,763,429    $   18,128,800
     685,000  Vodafone Group plc, ADR ......       13,997,363        15,138,500
                                               --------------    --------------
                                                   27,760,792        33,267,300
                                               --------------    --------------
              TOTAL COMMON STOCKS ..........    1,505,530,491     1,608,889,009
                                               --------------    --------------
    PRINCIPAL
     AMOUNT
    -------
              U.S.  GOVERNMENT  OBLIGATIONS  -- 0.4%
  $6,324,000  U.S.  Treasury Bills,
                0.994% to 1.004%++,
                07/08/04 to 07/15/04 .......        6,322,515         6,322,515
                                               --------------    --------------
              TOTAL INVESTMENTS -- 99.7% ...   $1,511,853,006     1,615,211,524
                                               ==============
              OTHER ASSETS AND LIABILITIES (NET) -- 0.3% ....         4,788,860
                                                                 --------------
              NET ASSETS -- 100.0% ..........................    $1,620,000,384
                                                                 ==============
----------------
              For Federal tax purposes:
              Aggregate cost ................................    $1,511,853,006
                                                                 ==============
              Gross unrealized appreciation .................      $231,358,717
              Gross unrealized depreciation .................      (128,000,199)
                                                                 --------------
              Net unrealized appreciation ...................    $  103,358,518
                                                                 ==============
----------------
 +     Non-income producing security.
 ++    Represents annualized yield at date of purchase.
 ADR - American Depository Receipt.


                 See accompanying notes to financial statements.

                             THE GABELLI GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS:
  Investments, at value (cost $1,511,853,006) ...........    $ 1,615,211,524
  Cash ..................................................                968
  Dividends and reclaims receivable .....................          1,249,364
  Receivable for investments sold .......................         21,846,607
  Receivable for Fund shares sold .......................            569,436
  Other assets ..........................................             31,483
                                                             ---------------
  TOTAL ASSETS ..........................................      1,638,909,382
                                                             ---------------
LIABILITIES:
  Payable for Fund shares redeemed ......................            527,269
  Payable for investments purchased .....................         15,630,063
  Payable for investment advisory fees ..................          1,336,869
  Payable for distribution fees .........................            334,379
  Other accrued expenses ................................          1,080,418
                                                             ---------------
  TOTAL LIABILITIES .....................................         18,908,998
                                                             ---------------
  NET ASSETS applicable to 65,037,187
    shares outstanding ..................................    $ 1,620,000,384
                                                             ===============
NET ASSETS CONSIST OF:
  Shares of beneficial interest,
    at $0.01 par value ..................................    $       650,371
  Additional paid-in capital ............................      2,707,057,674
  Accumulated net investment loss .......................         (5,694,457)
  Accumulated net realized loss on investments
     and foreign currency transactions ..................     (1,185,371,722)
  Net unrealized appreciation on investments
     and foreign currency transactions ..................        103,358,518
                                                             ---------------
  TOTAL NET ASSETS ......................................    $ 1,620,000,384
                                                             ===============
SHARES OF BENEFICIAL INTEREST:
  CLASS AAA:
  Net Asset Value, offering and redemption price
    per share ($1,619,715,784 / 65,025,722
    shares outstanding) .................................             $24.91
                                                                      ======
  CLASS A:
  Net Asset Value, offering and redemption
    price per share ($20,810 / 835.3
    shares outstanding) .................................             $24.91
                                                                      ======
  Maximum offering price per share
    (NAV / 0.9425, based on maximum
    sales charge of 5.75% of the
    offering price at June 30, 2004) ....................             $26.43
                                                                      ======
  CLASS B:
  Net Asset Value, offering and redemption
    price per share ($239,680 / 9,658
    shares outstanding) .................................             $24.82(a)
                                                                      ======
  CLASS C:
  Net Asset Value, offering and redemption
    price per share ($24,110 / 971.7
    shares outstanding) .................................             $24.81(a)
                                                                      ======
--------------
(a) Redemption price varies based on length of time held.


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends (net of foreign taxes of $187,016) ..............    $ 7,069,099
  Interest ..................................................         72,442
                                                                 -----------
  TOTAL INVESTMENT INCOME ...................................      7,141,541
                                                                 -----------
EXPENSES:
  Investment advisory fees ..................................      8,717,216
  Distribution fees -- Class AAA ............................      2,179,089
  Distribution fees -- Class A ..............................              7
  Distribution fees -- Class B ..............................            807
  Distribution fees -- Class C ..............................             27
  Shareholder services fees .................................      1,298,709
  Shareholder communications expenses .......................        338,700
  Custodian fees ............................................        128,366
  Legal and audit fees ......................................         36,980
  Trustees' fees ............................................         28,118
  Registration fees .........................................         21,096
  Miscellaneous expenses ....................................         86,883
                                                                 -----------
  TOTAL EXPENSES ............................................     12,835,998
                                                                 -----------
  NET INVESTMENT LOSS .......................................     (5,694,457)
                                                                 -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS)
  ON INVESTMENTS:
  Net realized loss on investments ..........................       (783,548)
  Net change in unrealized appreciation/
    depreciation on investments .............................      3,743,756
                                                                 -----------
  NET REALIZED AND UNREALIZED GAIN
    ON INVESTMENTS ..........................................      2,960,208
                                                                 -----------
  NET DECREASE IN NET ASSETS RESULTING
    FROM OPERATIONS .........................................    $(2,734,249)
                                                                 ===========


                 See accompanying notes to financial statements.

                             THE GABELLI GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                              SIX MONTHS ENDED
                                                                                JUNE 30, 2004          YEAR ENDED
                                                                                 (UNAUDITED)        DECEMBER 31, 2003
                                                                              ----------------      -----------------
OPERATIONS:
  Net investment loss .....................................................    $   (5,694,457)       $  (10,245,651)
  Net realized loss on investments ........................................          (783,548)         (351,352,120)
  Net change in unrealized appreciation/depreciation on investments and
     foreign currency transactions ........................................         3,743,756           833,859,516
                                                                               --------------        --------------
  NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........        (2,734,249)          472,261,745
                                                                               --------------        --------------
SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
  Class AAA ...............................................................      (259,010,681)         (266,620,685)
  Class A .................................................................            20,613                    --
  Class B .................................................................           243,719                    --
  Class C .................................................................            23,604                    --
                                                                               --------------        --------------
  Net decrease in net assets from shares of beneficial interest transactions     (258,722,745)         (266,620,685)
                                                                               --------------        --------------
  NET INCREASE/(DECREASE) IN NET ASSETS ...................................      (261,456,994)          205,641,060
NET ASSETS:
  Beginning of period .....................................................     1,881,457,378         1,675,816,318
                                                                               --------------        --------------
  End of period ...........................................................    $1,620,000,384        $1,881,457,378
                                                                               ==============        ==============


                 See accompanying notes to financial statements.

THE GABELLI GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
1. ORGANIZATION. The Gabelli Growth Fund (the "Fund") was organized on October 24, 1986 as a Massachusetts business trust. The Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary objective is capital appreciation. The Fund commenced investment operations on April 10, 1987.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board. Debt instruments that are not credit impaired with remaining maturities of 60 days or less are valued at amortized cost, unless the Board determines such does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the official closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

THE GABELLI GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

For the year ended December 31, 2003, reclassifications were made to decrease accumulated net investment loss by $10,245,651, with an offsetting adjustment to additional paid-in capital. No distributions were made in 2003.

EXPENSES. Certain administrative expenses are common to, and allocated among the Classes of Shares. Such allocations are made on the basis of average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the Fund's policy to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

As of December 31, 2003, the components of accumulated earnings/(losses) on a tax basis were as follows:

        Accumulated capital loss carryforward .......  $(1,162,162,476)
        Net unrealized appreciation .................       77,189,063
                                                       ---------------
        Total accumulated loss ......................  $(1,084,973,413)
                                                       ===============

The difference between book basis and tax basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

The Fund has a net capital loss carryforward for Federal income tax purposes at December 31, 2003 of $1,162,162,476. This capital loss carryforward is available to reduce future distributions of net capital gains to shareholders. $68,961,980 of the loss carryforward is available through 2009; $743,150,002 is available through 2010; and $350,050,494 is available through 2011.

3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of the Fund's average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all Officers and Trustees of the Fund who are its affiliates.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, A, B and C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00% and 1.00%, respectively, of the average daily net assets of those Classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and sales of securities for the six months ended June 30, 2004, other than short term securities, aggregated $236,114,492 and $499,113,927, respectively.

THE GABELLI GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------
6. TRANSACTIONS WITH AFFILIATES. During the six months ended June 30, 2004, Gabelli & Company received $131 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund's net asset value per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended June 30, 2004, the Fund reimbursed the Adviser $17,400 in connection with the cost of computing the Fund's net asset value which is included in miscellaneous expenses in the Statement of Operations.

7. LINE OF CREDIT. The Fund has access to an unsecured line of credit of up to $25,000,000 from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. During the six months ended June 30, 2004 there were no borrowings from the line of credit.

8. SHARES OF BENEFICIAL INTEREST. The Fund offers four classes of shares -- Class AAA Shares, Class A Shares, Class B Shares and Class C Shares. Class AAA Shares are offered through selected broker/dealers without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge (CDSC) upon redemption within six years of purchase and automatically convert to Class A Shares after eight years of the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the net asset value per share at the date of original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1% CDSC for two years after purchase (one year beginning May 1, 2004).

Transactions in shares of beneficial interest were as follows:

                                SIX MONTHS ENDED
                                 JUNE 30, 2004                      YEAR ENDED
                                  (UNAUDITED)                    DECEMBER 31, 2003
                        -----------------------------     -----------------------------
                           SHARES          AMOUNT             SHARES         AMOUNT
                        -----------     -------------     -----------     -------------
                                 CLASS AAA                         CLASS AAA
                        -----------------------------     -----------------------------
Shares sold .........     5,357,650     $ 134,084,737      14,775,159     $ 306,104,714
Shares redeemed .....   (15,743,536)     (393,095,418)    (27,593,891)     (572,725,399)
                        -----------     -------------     -----------     -------------
    Net decrease ....   (10,385,886)    $(259,010,681)    (12,818,732)    $(266,620,685)
                        ===========     =============     ===========     =============
                                  CLASS A
                        -----------------------------
Shares sold .........           836     $      20,638
Shares redeemed .....            (1)              (25)
                        -----------     -------------
    Net increase ....           835     $      20,613
                        ===========     =============
                                  CLASS B
                        -----------------------------
Shares sold .........         9,658     $     243,719
Shares redeemed .....            --                --
                        -----------     -------------
    Net increase ....         9,658     $     243,719
                        ===========     =============
                                  CLASS C
                        -----------------------------
Shares sold .........           972     $      23,604
Shares redeemed .....            --                --
                        -----------     -------------
    Net increase ....           972     $      23,604
                        ===========     =============

THE GABELLI GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------
9. OTHER MATTERS. On October 7, 2003, the Fund's Adviser received a subpoena from the Attorney General of the State of New York requesting information on mutual fund shares trading practices. The Adviser has also received requests for information from the SEC regarding mutual fund trading practices and valuation of portfolio securities. The Adviser has responded to the requests. The Fund does not believe that these matters will have a material adverse effect on the Fund's financial position or the results of its operations.

10. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

THE GABELLI GROWTH FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of beneficial interest outstanding throughout call period.

                                       INCOME
                            FROM INVESTMENT OPERATIONS                        DISTRIBUTIONS
                  ------------------------------------------------    ----------------------------
                                            Net
                  Net Asset             Realized and       Total           Net                       Net Asset
  Period           Value,       Net      Unrealized        from         Realized                      Value,
   Ended         Beginning  Investment   Gain/(Loss)   on Investment     Gain on          Total       End of
December 31      of Period     Loss     Investments     Operations     Investments    Distributions   Period
------------     ---------  ----------  -----------    ------------    -----------    -------------   ------
CLASS AAA
   2004(e)(f)      $24.95    $(0.08)       $ 0.04         $(0.04)           --               --       $24.91
   2003             18.99     (0.14)         6.10           5.96            --               --        24.95
   2002             28.68     (0.17)        (9.52)         (9.69)           --               --        18.99
   2001             37.79     (0.23)        (8.88)         (9.11)       $ 0.00(a)        $ 0.00(a)     28.68
   2000             46.51     (0.24)        (4.64)         (4.88)        (3.84)           (3.84)       37.79
   1999             35.40     (0.23)        16.50          16.27         (5.16)           (5.16)       46.51
CLASS A (B)
   2004(d)(e)(f)  $24.95     $(0.08)       $ 0.04         $(0.04)           --               --       $24.91
CLASS B (B)
   2004(d)(e)(f)  $24.95     $(0.17)       $ 0.04         $(0.13)           --               --       $24.82
CLASS C (B)
   2004(d)(e)(f)  $24.95     $(0.16)       $ 0.02         $(0.14)           --               --       $24.81



                          RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                   -----------------------------------------------------------

                              Net Assets
  Period                        End of        Net                     Portfolio
   Ended            Total       Period    Investment    Operating     Turnover
December 31        Return+    (in 000's)     Loss        Expenses        Rate
------------       -------    ----------     -----       --------        ----
CLASS AAA
   2004(e)(f)       (0.2)%    $1,619,716    (0.65)%(c)     1.47%(c)       14%
   2003             31.4       1,881,457    (0.60)         1.47           42
   2002            (33.8)      1,675,816    (0.68)         1.43           30
   2001            (24.1)      2,948,390    (0.71)         1.40           26
   2000            (10.6)      3,833,807    (0.63)         1.38           55
   1999             46.3       3,158,448    (0.68)         1.37           52
CLASS A (B)
   2004(d)(e)(f)    (0.2)%           $21    (0.65)%(c)     1.47%(c)       14%
CLASS B (B)
   2004(d)(e)(f)    (0.5)%          $239    (1.35)%(c)     2.22%(c)       14%
CLASS C (B)
   2004(d)(e)(f)    (0.6)%           $24    (1.33)%(c)     2.22%(c)       14%

-------------------------------------
  + Total return  represents  aggregate  total return of a  hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
(a) Amount represents less than $0.005 per share.
(b) Class A, Class B and Class C Shares were initially offered on December 31, 2003.
(c) Annualized.
(d) From December 31, 2003.
(e) Per share amounts have been calculated using the average daily shares outstanding method.
(f) For the period ended June 30, 2004; unaudited.


                 See accompanying notes to financial statements.

                             GABELLI FAMILY OF FUNDS

VALUE ________________________________________
GABELLI ASSET FUND
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value.
(MULTICLASS)                              PORTFOLIO MANAGER: BARBARA MARCIN, CFA

GABELLI WESTWOOD EQUITY FUND
Seeks to invest primarily in the common stock of well-seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                   PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE ______________________________
GABELLI VALUE FUND
Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE ____________________________
GABELLI SMALL CAP FUND
Seeks to invest primarily in common stock of smaller companies (market capitalizations less than $1 billion) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation.
(MULTICLASS)                            PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI WESTWOOD SMALLCAP EQUITY FUND
Seeks to invest primarily in smaller capitalization equity securities - market caps of $2.5 billion or less. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GABELLI WOODLAND SMALL CAP VALUE FUND
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations less than $1.5 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation.
(MULTICLASS)                          PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH ______________________________________
GABELLI GROWTH FUND
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is
capital appreciation. (MULTICLASS)        PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GABELLI INTERNATIONAL GROWTH FUND
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global
diversification. (MULTICLASS)                    PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH _________________________
GABELLI GLOBAL GROWTH FUND
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary
objective is capital appreciation. (MULTICLASS)                     TEAM MANAGED

MICRO-CAP ___________________________________
GABELLI WESTWOOD MIGHTY MITES(SM) FUND
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

EQUITY INCOME _______________________________
GABELLI EQUITY INCOME FUND
Seeks to invest primarily in equity securities with above market average yields. The Fund pays monthly dividends and seeks a high level of total return with an
emphasis on income. (MULTICLASS)        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI WESTWOOD BALANCED FUND
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income.
(MULTICLASS)                            CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA

GABELLI WESTWOOD REALTY FUND
Seeks to invest in securities that are primarily engaged in or related to the real estate industry. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)                     PORTFOLIO MANAGER: SUSAN M. BYRNE

SPECIALTY EQUITY ____________________________
GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GABELLI GLOBAL OPPORTUNITY FUND
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

SECTOR ______________________________________
GABELLI GLOBAL TELECOMMUNICATIONS FUND
Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

GABELLI GOLD FUND
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of world-wide economic, financial and political factors. (MULTICLASS)
                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND
Seeks to provide a high level of total return  through a combination  of capital
appreciation and current income. (MULTICLASS)                       TEAM MANAGED

MERGER AND ARBITRAGE _____________________
GABELLI ABC FUND
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss.
(NO-LOAD)                               PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN_________________________________
Gabelli Mathers Fund
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (CLASS AAA-NO-LOAD)
                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective.
(MULTICLASS)                               PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND
The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of the debt instrument. (MULTICLASS)
                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

QUANTITATIVE_________________________________
NED DAVIS RESEARCH ASSET  ALLOCATION  FUND
Seeks to achieve returns greater then the weighted composite benchmark consisting of 60% in the S&P 500 Index and 40% in the Lehman Long Term U.S. Government Bond Index through a flexible asset allocation strategy. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

FIXED INCOME ________________________________
GABELLI WESTWOOD INTERMEDIATE BOND FUND
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return.
(MULTICLASS)                                PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET __________
GABELLI U.S. TREASURY MONEY MARKET FUND
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)
                                             PORTFOLIO MANAGER: JUDITH A. RANERI

THE TREASURER'S FUND
Three money market portfolios designed to generate superior returns without compromising portfolio safety. U.S. Treasury Money Market seeks to invest in U.S. Treasury securities and repurchase agreements. Tax Exempt Money Market seeks to invest in municipal securities. Domestic Prime Money Market seeks to invest in prime quality, domestic money market instruments.
                                   (NO-LOAD) PORTFOLIO MANAGER: JUDITH A. RANERI

THE GLOBAL FUNDS INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC AND POLITICAL RISKS.

AN INVESTMENT IN THE ABOVE MONEY MARKET FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

     TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION
   ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                      THE GABELLI GROWTH FUND
                       One Corporate Center
                     Rye, New York 10580-1422
                            800-GABELLI
                           800-422-3554
                         FAX: 914-921-5118
                     WEBSITE: WWW.GABELLI.COM
                     E-MAIL: INFO@GABELLI.COM
            Net Asset Value available daily by calling
                    800-GABELLI after 6:00 P.M.

                         BOARD OF TRUSTEES
Mario J. Gabelli, CFA                   Karl Otto Pohl
CHAIRMAN AND CHIEF                      FORMER PRESIDENT
INVESTMENT OFFICER                      DEUTSCHE BUNDESBANK
GABELLI ASSET MANAGEMENT INC.

Anthony J. Colavita                     Anthony R. Pustorino
ATTORNEY-AT-LAW                         CERTIFIED PUBLIC ACCOUNTANT
ANTHONY J. COLAVITA, P.C.               PROFESSOR EMERITUS
                                        PACE UNIVERSITY

James P. Conn                           Anthony Torna
FORMER CHIEF INVESTMENT OFFICER         MAXIM GROUP LLC
FINANCIAL SECURITY ASSURANCE
HOLDINGS LTD.

Dugald A. Fletcher                      Anthonie C. van Ekris
PRESIDENT                               MANAGING DIRECTOR
FLETCHER & COMPANY, INC.                 BALMAC INTERNATIONAL, INC.

John D. Gabelli                         Salvatore J. Zizza
SENIOR VICE PRESIDENT                   CHAIRMAN, HALLMARK ELECTRICAL
GABELLI & COMPANY, INC.                 SUPPLIES CORP.

Robert J. Morrissey
ATTORNEY-AT-LAW
MORRISSEY, HAWKINS & LYNCH

                   OFFICERS AND PORTFOLIO MANAGER
Bruce N. Alpert                         Howard F. Ward, CFA
PRESIDENT AND TREASURER                 PORTFOLIO MANAGER

James E. McKee
SECRETARY
                             DISTRIBUTOR
                       Gabelli & Company, Inc.

            CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
                 State Street Bank and Trust Company

                            LEGAL COUNSEL
              Skadden, Arps, Slate, Meagher & Flom LLP

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB406Q204SR

[MARIO GABELLI PHOTO OMITTED]
THE
GABELLI
GROWTH
FUND




                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2004

ITEM 2.  CODE OF ETHICS.

Not applicable.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Trustees has a Nominating Committee comprised of two "non-interested" (as such term is defined by the Investment Company Act of 1940, as amended) Trustees, namely Anthony J. Colavita, and Salvatore J. Zizza. The Nominating Committee is responsible for identifying individuals believed to be qualified to become Board members in the event that a position is vacated or created. The Nominating Committee will consider Trustees candidates recommended by shareholders. In considering candidates submitted by shareholders, the Nominating Committee will take into consideration the needs of the Board of Trustees, the qualifications of the candidate and the interests of shareholders. The Nominating Committee may also take into consideration the number of shares held by the recommending shareholder and the length of time that such shares have been held. To have a candidate considered by the Nominating Committee, a shareholder must submit the recommendation in writing and must include the following information:

     o The name of the shareholder and evidence of the person's ownership of shares of the Fund, including the number of shares owned and the length of time of ownership;

     o The name of the candidate, the candidate's resume or a listing of his or her qualifications to be a Trustees of the Fund and the person's consent to be named as a Trustees if selected by the Nominating Committee and nominated by the Board of Trustees; and

     o If requested by the Nominating Committee, a completed and signed directors questionnaire.

The shareholder recommendation and information described above must be sent to the Fund's Secretary c/o Gabelli Funds, LLC, James E. McKee and must be received by the Secretary no less than 120 days prior to the anniversary date of the Fund's most recent annual meeting of shareholders or, if the meeting has moved by more than 30 days, a reasonable amount of time before the meeting.

The Nominating Committee believes that the minimum qualifications for serving as a Trustees of the Fund are that the individual demonstrate, by significant accomplishment in his or her field, an ability to make a meaningful contribution to the Board of Trustees' oversight of the business and affairs of the Fund and have an impeccable record and reputation for honest and ethical conduct in both his or her professional and personal activities. In addition, the Nominating Committee examines a candidate's specific experiences and skills, time availability in light of other commitments, potential conflicts of interest and independence from management and the Fund. The Nominating Committee also seeks to have the Board of Trustees represent a diversity of backgrounds and experience.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.


     (b)      Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               The Gabelli Growth Fund
             -------------------------------------------------------------------
By (Signature and Title)*  /s/ BRUCE N. ALPERT
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date                       September 7, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ BRUCE N. ALPERT
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer and Principal Financial Officer

Date                       September 7, 2004
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.